Risk Information - Gross exposure by region and class (Details) - Credit risk - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Gross exposure	SEK 327,200.0	SEK 340,700.0
Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	61,700.0	69,400.0
Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	5,500.0	13,800.0
Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure		1,900.0
Public sector entity
Disclosure of credit risk exposure [line items]
Gross exposure	400.0	400.0
Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	36,900.0	42,900.0
Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	222,700.0	212,300.0
Middle East/ Africa/Turkey
Disclosure of credit risk exposure [line items]
Gross exposure	25,400.0	25,700.0
Middle East/ Africa/Turkey | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	1,800.0	2,100.0
Middle East/ Africa/Turkey | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	600.0	600.0
Middle East/ Africa/Turkey | Public sector entity
Disclosure of credit risk exposure [line items]
Gross exposure		400.0
Middle East/ Africa/Turkey | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure		1,900.0
Middle East/ Africa/Turkey | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	23,000.0	20,700.0
Asia excl. Japan
Disclosure of credit risk exposure [line items]
Gross exposure	23,300.0	27,400.0
Asia excl. Japan | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	5,600.0	8,200.0
Asia excl. Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	3,100.0	1,300.0
Asia excl. Japan | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	14,600.0	17,900.0
Japan
Disclosure of credit risk exposure [line items]
Gross exposure	4,200.0	6,400.0
Japan | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	4,000.0	2,800.0
Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	900.0
Japan | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	200.0	2,700.0
North America
Disclosure of credit risk exposure [line items]
Gross exposure	62,600.0	39,000.0
North America | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	9,100.0	8,300.0
North America | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	53,500.0	30,700.0
Oceania
Disclosure of credit risk exposure [line items]
Gross exposure	1,200.0	800.0
Oceania | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	1,100.0	600.0
Oceania | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	100.0	200.0
Latin America
Disclosure of credit risk exposure [line items]
Gross exposure	53,800.0	56,700.0
Latin America | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	42,700.0	43,100.0
Latin America | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	1,200.0	1,300.0
Latin America | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	9,900.0	12,300.0
Sweden
Disclosure of credit risk exposure [line items]
Gross exposure	97,800.0	105,300.0
Sweden | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	7,400.0	10,000.0
Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	4,800.0	11,500.0
Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	11,300.0	11,800.0
Sweden | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	74,300.0	72,000.0
West Europe excl. Sweden
Disclosure of credit risk exposure [line items]
Gross exposure	51,400.0	68,900.0
West Europe excl. Sweden | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	200.0	3,200.0
West Europe excl. Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	100.0	1,700.0
West Europe excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure		1,900.0
West Europe excl. Sweden | Public sector entity
Disclosure of credit risk exposure [line items]
Gross exposure	400.0
West Europe excl. Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	10,800.0	16,500.0
West Europe excl. Sweden | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	39,900.0	45,600.0
Central and East European countries
Disclosure of credit risk exposure [line items]
Gross exposure	7,500.0	10,500.0
Central and East European countries | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure		0.0
Central and East European countries | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	300.0	300.0
Central and East European countries | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	7,200.0	10,200.0
European countries excl. Sweden
Disclosure of credit risk exposure [line items]
Gross exposure	58.9	79,400.0
European countries excl. Sweden | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	0.2	3,200.0
European countries excl. Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	1,600.0
European countries excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure	0.4	1,900.0
European countries excl. Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	11.1	16,800.0
European countries excl. Sweden | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	SEK 47.1	SEK 55,900.0